Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets [Abstract]
Staff advances		$ 430	$ 312	$ 293
Prepayment for ordinary share repurchase	[1]	10,048
Prepayment for products		1,787	1,008
Advance to OEM			3,662	3,739
Rental and other deposits		1,103	1,203	1,048
VAT recoverable		2,898	2,189	963
Loan to third parties			1,469	519
Receivable from an agent		6,450	6,318
Others		130	79	37
Prepaid expenses and other current assets		$ 22,846	$ 16,240	$ 6,599

[1]	On January 10, 2018, the Company entered into a stock repurchase agreement ("Stock Repurchase Agreement") with Zhengqi International Holding Limited ("Zhengqi"), pursuant to which the Company agreed to repurchase 966,136 ordinary shares that were originally issued and sold to Zhengqi on August 18, 2017, at an aggregate purchase price of $10 million. The $10 million share repurchases consideration was transferred to Zhengqi, and the Company is working with Zhengqi to complete certain procedures to close the transaction in 2018.